Components of Other Comprehensive Income (Loss) and Adjustments (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Parent USD ($)	Mar. 31, 2012 Parent JPY (¥)	Mar. 31, 2011 Parent JPY (¥)	Mar. 31, 2010 Parent JPY (¥)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation adjustments, Pretax					$ (114,024)	¥ (9,350,000)	¥ (37,730,000)	¥ (1,196,000)
Net unrealized holding gains on securities available for sale, Pretax:
Net unrealized holding gains on securities available for sale, Unrealized holding gains arising during the year, Pretax					40,621	3,331,000	4,172,000	9,124,000
Less: Net unrealized holding gains on securities available for sale, reclassification adjustment for gains included in net income attributable to Komatsu Ltd, Pretax					(32,634)	(2,676,000)	(871,000)	336,000
Net unrealized holding gains on securities available for sale, Net unrealized gains, Pretax					7,987	655,000	3,301,000	9,460,000
Pension liability adjustments, Pretax
Pension liability adjustments, Unrealized holding losses arising during the year, Pretax					(61,634)	(5,054,000)	(4,308,000)	3,930,000
Less: Pension liability adjustments, reclassification adjustment for losses included in net income attributable to Komatsu Ltd, Pretax					36,890	3,025,000	2,761,000	2,833,000
Pension liability adjustments, Net unrealized losses, Pretax					(24,744)	(2,029,000)	(1,547,000)	6,763,000
Net unrealized holding losses on derivative instruments, Pretax:
Net unrealized holding losses on derivative instruments, Changes in fair value of derivatives, Pretax					8,110	665,000	7,315,000	2,121,000
Net unrealized holding losses on derivative instruments, Net gains reclassified into earnings, Pretax					(35,024)	(2,872,000)	(7,475,000)	(621,000)
Net unrealized holding losses on derivative instruments, Net unrealized losses, Pretax					(26,914)	(2,207,000)	(160,000)	1,500,000
Other comprehensive loss, Pretax					(157,695)	(12,931,000)	(36,136,000)	16,527,000
Foreign currency translation adjustments, Tax (expense) benefit	7,207	591,000	493,000	292,000	7,207	591,000	493,000	292,000
Net unrealized holding gains on securities available for sale, Tax (expense) benefit:
Net unrealized holding gains on securities available for sale, Unrealized holding gains arising during the year, Tax (expense) benefit					(12,451)	(1,021,000)	(1,678,000)	(3,843,000)
Less: Net unrealized holding gains on securities available for sale, reclassification adjustment for gains included in net income attributable to Komatsu Ltd, Tax (expense) benefit					13,305	1,091,000	355,000	(137,000)
Net unrealized holding gains on securities available for sale, Net unrealized gains, Tax (expense) benefit	854	70,000	(1,323,000)	(3,980,000)	854	70,000	(1,323,000)	(3,980,000)
Pension liability adjustments, Tax (expense) benefit
Pension liability adjustments, Unrealized holding losses arising during the year, Tax (expense) benefit					15,719	1,289,000	2,706,000	(1,224,000)
Less: Pension liability adjustments, reclassification adjustment for losses included in net income attributable to Komatsu Ltd, Tax (expense) benefit					(14,512)	(1,190,000)	(1,250,000)	(619,000)
Pension liability adjustments, Net unrealized losses, Tax (expense) benefit	1,207	99,000	1,456,000	(1,843,000)	1,207	99,000	1,456,000	(1,843,000)
Net unrealized holding losses on derivative instruments, Tax (expense) benefit:
Net unrealized holding losses on derivative instruments, Changes in fair value of derivatives, Tax (expense) benefit					(5,000)	(410,000)	(2,971,000)	(1,138,000)
Net unrealized holding losses on derivative instruments, Net gains reclassified into earnings, Tax (expense) benefit					14,841	1,217,000	3,049,000	252,000
Net unrealized holding losses on derivative instruments, Net unrealized losses, Tax (expense) benefit	9,841	807,000	78,000	(886,000)	9,841	807,000	78,000	(886,000)
Other comprehensive loss, Tax (expense) benefit					19,109	1,567,000	704,000	(6,417,000)
Foreign currency translation adjustments, Net of tax	(109,171)	(8,952,000)	(39,529,000)	993,000	(106,817)	(8,759,000)	(37,237,000)	(904,000)
Net unrealized holding gains on securities available for sale, Net of tax:
Net unrealized holding gains on securities available for sale, Unrealized holding gains arising during the year, Net of tax					28,170	2,310,000	2,494,000	5,281,000
Less: Net unrealized holding gains on securities available for sale, reclassification adjustment for gains included in net income attributable to Komatsu Ltd, Net of tax					(19,329)	(1,585,000)	(516,000)	199,000
Net unrealized holding gains on securities available for sale, Net unrealized gains, Net of tax	8,841	725,000	1,978,000	5,480,000	8,841	725,000	1,978,000	5,480,000
Pension liability adjustments, Net of tax
Pension liability adjustments, Unrealized holding losses arising during the year, Net of tax					(45,915)	(3,765,000)	(1,602,000)	2,706,000
Less: Pension liability adjustments, reclassification adjustment for losses included in net income attributable to Komatsu Ltd, Net of tax					22,378	1,835,000	1,511,000	2,214,000
Pension liability adjustments, Net unrealized losses, Net of tax	(23,695)	(1,943,000)	(91,000)	4,922,000	(23,537)	(1,930,000)	(91,000)	4,920,000
Net unrealized holding losses on derivative instruments, Net of tax:
Net unrealized holding losses on derivative instruments, Changes in fair value of derivatives, Net of tax					3,110	255,000	4,344,000	983,000
Net unrealized holding losses on derivative instruments, Net gains reclassified into earnings, Net of tax					(20,183)	(1,655,000)	(4,426,000)	(369,000)
Net unrealized holding losses on derivative instruments, Net unrealized losses, Net of tax	(18,366)	(1,506,000)	(26,000)	1,339,000	(17,073)	(1,400,000)	(82,000)	614,000
Other comprehensive loss, Net of tax					$ (138,586)	¥ (11,364,000)	¥ (35,432,000)	¥ 10,110,000